Organization and Principal Activities	12 Months Ended
Mar. 31, 2026
Organization and principal activities [abstract]
Organization and Principal Activities
1.
ORGANIZATION AND PRINCIPAL ACTIVITIES

OMS Energy Technologies Inc. (the “Company” or “OMSET INC”) is a holding company incorporated on December 27, 2023 in the Cayman Islands. The address of the Company’s registered office is at 89 Nexus Way, Camana Bay, Grand Cayman, KYI-9009, Cayman Islands. The principal executive office of the Company is 10 Gul Circle, Singapore 629566. The Company conducts its business primarily through its subsidiaries in Singapore, Saudi Arabia, Indonesia, Thailand, Malaysia and Brunei.

These consolidated financial statements comprise the Company and its subsidiaries (together referred to as the “Group”). The Group’s principal activities comprise of manufacturing and sale of specialty connectors and pipes, surface wellhead and Christmas tree, premium threading services, and other ancillary services including repair of drilling tools, tubular goods and accessories.

As of March 31, 2026, the Company’s subsidiaries include the following entities:

Entity	Date of incorporation	Place of incorporation	Ownership	Principal activities
OMS Holdings Pte. Ltd.	May 4, 2010	Singapore	100%	Investment holding
OMS Oilfield Services Pte. Ltd.	June 21, 1972	Singapore	100%	Provision of premium threading and manufacturing of pipe connectors and joints used in the oil and gas industry
OMS Oilfield Services Arabia Ltd.	May 7, 2008	Saudi Arabia	100%	Production of pipes, tubes, extensions and related accessories for use in drilling for oil exploration projects
OMS Oilfield Holdings Sdn. Bhd.	July 4, 1977	Malaysia	100%	Investment holding
OMS Oilfield Services Sdn. Bhd.	August 19, 1980	Malaysia	49%(1)	Provision of machine shop service for tools and equipment in the oil and gas industry
PT OMS Oilfield Services	April 5, 2001	Indonesia	95%	Provision of premium threading and repair services, inspection services and tubular running services, and selling tubular accessories for oil and gas industry
OMS Oilfield Services (Thailand) Ltd.	August 26, 2003	Thailand	100%	Manufacture and repair of drilling tools, drilling tubular tools and drilling accessories for oil and gas industry
PY Oiltools Sdn. Bhd.	March 15, 1999	Brunei	70%	Provision of repairs and services and the sale of equipment used in the oil and gas industry
Top Pentagon Sdn. Bhd.	January 5, 2010	Malaysia	20%(1)	Investment holding
OMS Oilfield Services (Australia) Pty Ltd.(2)	January 25, 2005	Australia	100%	Dormant

(1)
Where less than 50% of the equity of a subsidiary is held, the Company (through its subsidiaries) exercises control over these two subsidiaries by having reserved matters, appointment of directors and minimum quorum requirements. An assessment has been made, taking into account all the factors relevant to the relationship with these two subsidiaries, to ascertain control has been established.
(2)
OMS Oilfield Services (Australia) Pty Ltd. was deregistered on October 1, 2025.

OMS Holdings Pte. Ltd. (“OMS”) and its subsidiaries (the “Predecessor”) were wholly owned subsidiaries of Sumitomo Corporation prior to the Management Buyout event (“MBO” as further defined). OMS and its subsidiaries are collectively the “Predecessor”.

On January 4, 2023, Sumitomo Corporation, which is a Japanese company that is publicly traded on the Tokyo Stock Exchange and OMS Energy Technologies Pte. Ltd. (“OMSET PL”), a newly established entity with a 100% majority of its shares owned by Mr. How Meng Hock, Chief Executive Officer (“Mr. How”) of OMS, entered into a Share Purchase Agreement pursuant to which OMSET PL agrees to acquire OMS, a wholly owned subsidiary of Sumitomo Corporation for a total cash consideration of $2 million.

From January 4, 2023 through to June 15, 2023, as part of the acquisition, Sumitomo Corporation and OMSET PL completed a series of transactions including settlement of balances due to and from Sumitomo Corporation under a legacy cash pooling arrangement and entering into a new loan agreement with Sumitomo Corporation with principal balance of $8.8 million (collectively, the “MBO”).

On June 16, 2023, the MBO was executed and completed and OMS is majority-owned by Mr. How along with other minority shareholders indirectly through OMSET PL. Upon the completion of MBO, OMS, OMSET PL, and Mr. How, along with his family and their affiliated entities, ceased to have any relationship with Sumitomo Corporation. OMS, OMSET PL, and Mr. How, along with his family and their affiliated entities, hold no equity interest in Sumitomo Corporation and Sumitomo Corporation holds no equity interest in OMS or OMSET PL. Furthermore, Mr. How, OMSET PL, and OMS have not received any financial support from Sumitomo Corporation or its related parties for the MBO. OMSET PL’s acquisition of OMS from Sumitomo Corporation meets the definition of a business combination as OMS is a business that has input (including all the equipment, staffs and other economic resources), process (including all the manufacturing processes, systems and standards, and rules and etc.) and output (products and services ready to be provided to customers). OMSET PL is the acquirer in the transaction as it obtains control of OMS through direct ownership interest in OMS. Therefore, OMSET PL would apply IFRS 3 — “Business Combinations” and account for the acquisition of OMS by identifying, recognizing, and measuring all identifiable assets acquired and liabilities assumed and recognize a bargain purchase gain for the difference between net identifiable assets acquired and consideration paid.

To facilitate the initial public offering in the United States, Mr. How formed OMSET INC on December 23, 2023. On March 28, 2024, OMSET INC distributed newly issued shares to OMSET PL in exchange for 100% of the shares of OMS owned by OMSET PL. As a result, OMSET INC was owned by OMSET PL and OMSET INC in turn owned OMS. On March 31 and May 7 2024, the shares of OMSET INC owned by OMSET PL were distributed to its shareholders — Mr. How, the controlling shareholder, and other minority shareholders — for nominal consideration. As a result, OMSET PL no longer has direct or indirect ownership of OMS and became a shell company. There are no other entities above OMSET INC — it is now the ultimate parent company. (the “Reorganization”). OMSET INC and its subsidiaries are collectively the “Successor” or the “Group”. Since OMSET PL was formed to acquire OMS and disposed of its indirect interest in OMS shortly after the acquisition, it would be appropriate to view the substance of the various transactions as an acquisition of OMS by OMSET INC on June 16, 2023.